RELATED PARTY TRANSACTIONS - Amperics Asset Acquisition (Details) - USD ($)	Nov. 03, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Goodwill		$ 2,604,288	$ 5,216,788	$ 1,728,108	$ 2,246,619
Amperics Holdings LLC
RELATED PARTY TRANSACTIONS
Asset acquisition, number of shares	84,375
Share price per unit	$ 10.24
Fair value total	$ 864,000